CONSTELLATION FUNDS

                       Supplement dated September 1, 2005
        to the Statement of Additional Information dated April 15, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Statement of Additional Information ("SAI") is amended and supplemented as follows:

The table of advisory fee arrangements with Constellation Investment Management Company, LP ("CIMCO"), beginning on page 34 of the SAI is amended with respect to the Constellation Clover Income Plus Fund and Constellation Sands Capital Select Growth Fund as shown below:

---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------
                                                                                                               Highest /
                                                                                                  Annual         Lowest
                                           Required Excess                                      Adjustment      Possible
        Fund              Benchmark          Performance              Base Advisory Fee            Rate       Advisory Fee
---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------
Clover Income Plus     S&P 500 Index      +/- 2.01% to 3.00%                                    +/- 0.025%
Fund                                      +/- 3.01% to 4.00%                                    +/- 0.050%
                                          +/- 4.01% to 5.00%                                    +/- 0.075%       0.90%/
                                          +/- 5.01% or more                 0.80%                +/- 0.10%       0.70%
---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------
Sands Capital Select   Russell 1000                                                              +/- 0.15%       1.00%/
Growth Fund            Growth Index           +/- 2.50%                     0.85%                                0.70%
---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------

The table of sub-advisory fee arrangements with Sands Capital Management on page
43 of the SAI is amended as shown below:

---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------
  Fund                    Benchmark         Required Excess          Base Sub-Advisory Fee         Annual       Highest /
                                             Performance                                         Adjustment     Lowest
                                                                                                    Rate        Possible
                                                                                                                Sub-Advisory
                                                                                                                Fee
---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------
Sands Capital Select   Russell 1000                              0.50% on first $100 million
Growth Fund            Growth Index                                of allocated assets; and
                                                                  0.45% on allocated assets                      0.6125%/
                                               +/- 2.50%              above $100 million         +/- 0.1125%     0.3875%
---------------------- ---------------- ----------------------- ------------------------------ -------------- -------------

The table of sub-advisory fee arrangements with Brandywine Asset Management on page 45 of the SAI is amended as shown below:

---------------------- ---------------------- ---------------------- ----------------------- --------------- --------------
                                                                                                               Highest /
                                                                                                                Lowest
                                                                                                 Annual        Possible
                                                 Required Excess                               Adjustment    Sub-Advisory
Fund                   Benchmark                   Performance       Base Sub-Advisory Fee        Rate            Fee
---------------------- ---------------------- ---------------------- ----------------------- --------------- --------------
International Equity   Morgan Stanley           +/- 2.01% or more           + 0.60%            +/- 0.10%     0.70% / 0.50%
Fund*                  Capital
                       International All
                       Country World           +/- 2.00% to 1.01%                              +/- 0.05%
                       ex-U.S. Index            +/- 1.00% or less                                0.00%
---------------------- ---------------------- ---------------------- ----------------------- --------------- --------------

*  Assets allocated to Brandywine









               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE